Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Summary of Other Income, Net
9.1.1 Other income, net

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Government grants*	3,963	1,218	1,054
Covid-19-related rent concessions from a lessor (Note 24)	—	778	—
Foreign exchange differences, net	(1,032)	361	1,173
Additional deduction of VAT	502	1,864	684
Bad debt recovery	5,201	—	200
Others	66	164	719

Total other income, net	8,700	4,385	3,830

Summary of Finance Costs	9.2 Finance costs

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	6,602	7,544	2,629
Interest on lease liabilities	1,082	2,561	613

Total finance costs	7,684	10,105	3,242

Summary of Finance Income
9.3 Finance income

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Bank interest income	34	45	155
Interest income on loans receivable	—	1,527	—
Interest income on net investments in subleases	45	49	103

Total finance income	79	1,621	258

Summary of Depreciation, Amortisation and Costs of Inventories
9.4 Depreciation, amortisation and costs of inventories

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	9,709	1,448	233
Depreciation of right-of-use assets	696	1,955	66
Amortisation of intangible assets	8,271	5,326	3,720
Costs of inventories recognised as an expense	18,782	11,489	12,465
Included in selling expenses:
Depreciation of right-of-use assets	821	516	489
Included in administrative expenses:
Depreciation of property, plant and equipment	1,000	809	1,018
Depreciation of right-of-use assets	2,622	2,009	1,063
Amortisation of intangible assets	151	40	42

Summary of Wages and Salaries and Pension Scheme Contributions
9.6 Wages and salaries and pension scheme contributions

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Wages and salaries	41,473	29,798	19,245
Equity-settled share-based payment expenses	53,933	19,416	—
Pension scheme contributions	3,485	129	3,053